Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	SCHWARTZ INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000891160
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 30, 2015
Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Schwartz Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Investment objective:	rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Information in this table has been restated to reflect the contractual agreement with the Adviser to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to 1.25%.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in U.S. common stocks. The Fund may also invest in exchange-traded funds (“ETFs”) if Schwartz Investment Counsel, Inc. (the “Adviser”) believes it is advisable to expose the Fund to the broad market or to market sectors or to hedge against market risk without purchasing a large number of individual securities. The Fund may invest in the securities of companies of any size, although it is anticipated that the Fund’s portfolio will consist primarily of common stocks of large-cap companies.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings.

The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser’s criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results or economic factors or competitive developments adversely impair the company’s intrinsic value.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Security Selection and Investment Style Risk. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. If the Adviser’s opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, it may not achieve the price appreciation anticipated by the Adviser. The Fund’s value style may go out of favor with investors.

Small and Mid-Cap Company Risk. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-sized companies may be subject to wider price fluctuations. Small- and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Exchange-Traded Fund Risk. The Adviser may invest in certain types of ETFs to hedge against market risk. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, the Fund’s shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund’s website (www.schwartzvaluefund.com) or by calling 1-888-726-0753.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-0753
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.schwartzvaluefund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The 2015 year-to-date total return for the Fund through March 31, 2015 is -4.23%.

During the periods shown in the bar chart, the highest return for a quarter was 21.72% during the quarter ended June 30, 2009 and the lowest return for a quarter was - 21.60% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(4.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.60%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Schwartz Value Fund | Schwartz Value Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCMFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[1]
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.26%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	128
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	445
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	785
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,755
2005	rr_AnnualReturn2005	3.83%
2006	rr_AnnualReturn2006	14.29%
2007	rr_AnnualReturn2007	(11.08%)
2008	rr_AnnualReturn2008	(35.94%)
2009	rr_AnnualReturn2009	34.84%
2010	rr_AnnualReturn2010	11.96%
2011	rr_AnnualReturn2011	5.59%
2012	rr_AnnualReturn2012	5.44%
2013	rr_AnnualReturn2013	24.70%
2014	rr_AnnualReturn2014	(4.74%)
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Ave Maria Catholic Values Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY AVE MARIA CATHOLIC VALUES FUND
Investment objective:	rr_ObjectiveHeading	What is the fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Fund incurred Service Fees of 0.11% during the most recent fiscal year under its Shareholder Servicing Plan for payments to financial organizations for providing account administration and personnel and account maintenance services to Fund shareholders. The Shareholder Servicing Plan, on behalf of the Fund, was terminated on October 1, 2014 and information in this table has been restated to reflect this change.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, because they do not include “Service (12b-1) Fees” or “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria Catholic Values Fund invests primarily in common stocks believed to be priced at a discount to their true value according to Schwartz Investment Counsel, Inc.’s (the “Adviser”) criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and traded on a U.S. securities exchange or traded domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Adviser utilizes a comprehensive financial database and other sources with a universe of over 10,000 primarily domestic corporations to identify companies as candidates for the Fund. Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the ave maria catholic values fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the Fund sell the security. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Foreign Exposure Risks. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. The risks of foreign investment are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

Sector Risks. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value. As of December 31, 2014, the Fund had 26.6% of its net assets invested in stocks within the consumer discretionary sector. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-sized companies may be subject to wider price fluctuations. Small- and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Catholic Values Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Catholic Values Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date total return through March 31, 2015 is 0.35%.

During the periods shown in the bar chart, the highest return for a quarter was 22.46% during the quarter ended June 30, 2009 and the lowest return for a quarter was -25.71% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.71%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Catholic Values Fund | Ave Maria Catholic Values Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEMX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	121
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	378
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	654
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,443
2005	rr_AnnualReturn2005	5.79%
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	(4.03%)
2008	rr_AnnualReturn2008	(36.83%)
2009	rr_AnnualReturn2009	37.60%
2010	rr_AnnualReturn2010	20.54%
2011	rr_AnnualReturn2011	(1.34%)
2012	rr_AnnualReturn2012	13.34%
2013	rr_AnnualReturn2013	26.24%
2014	rr_AnnualReturn2014	2.86%
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	11.85%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Ave Maria Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AVE MARIA GROWTH FUND
Investment objective:	rr_ObjectiveHeading	What is the fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Fund incurred Service Fees of 0.11% during the most recent fiscal year under its Shareholder Servicing Plan for payments to financial organizations for providing account administration and personnel and account maintenance services to Fund shareholders. The Shareholder Servicing Plan, on behalf of the Fund, was terminated on October 1, 2014 and information in this table has been restated to reflect this change.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, because they do not include “Service (12b-1) Fees” or “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Ave Maria Growth Fund invests primarily in common stocks of companies believed by the Adviser to offer above-average potential for growth in revenues, profits or cash flow. Dividend and interest income are secondary considerations in investment selection. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in companies of all sizes, including small and mid-cap companies. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investment in various sectors generally will change over time, and a significant allocation to any particular sector does not necessarily represent a continuing investment policy or investment strategy to invest in that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and traded on a U.S. securities exchange or traded domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

In selecting investments, the Adviser relies primarily on fundamental analysis by reviewing the issuing company’s financial statements, the fundamentals of other companies in the same industry, market trends and economic conditions. The Adviser evaluates a company’s earnings growth and prospects, price to cash flow and other variables to determine whether the company meets its growth criteria.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose polices undermine the Sacrament of Marriage.

The Fund’s investments are monitored in relation to the Adviser’s criteria for a growth company. Generally, stocks are purchased with the intent to hold them for three years or more. However, when a company no longer meets the Adviser’s investment standards, it is sold regardless of the time held by the Fund. In addition, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the ave maria growth fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the Fund sell the security. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Foreign Exposure Risks. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. The risks of foreign investment are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

Sector Risks. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value. As of December 31, 2014, the Fund had 30.2% of its net assets invested in stocks within the industrials sector. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and may lack the dividend income of value companies that can offset losses in a falling market. A company may never achieve the earnings growth the Adviser anticipates and the Fund’s growth style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-sized companies may be subject to wider price fluctuations. Small- and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Growth Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date total return through March 31, 2015 is 3.19%.

During the periods shown in the bar chart, the highest return for a quarter was 18.84% during the quarter ended June 30, 2009 and the lowest return for a quarter was -23.18% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Growth Fund | Ave Maria Growth Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEGX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	120
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	375
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	649
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,432
2005	rr_AnnualReturn2005	0.34%
2006	rr_AnnualReturn2006	15.76%
2007	rr_AnnualReturn2007	11.61%
2008	rr_AnnualReturn2008	(32.10%)
2009	rr_AnnualReturn2009	26.44%
2010	rr_AnnualReturn2010	26.45%
2011	rr_AnnualReturn2011	0.53%
2012	rr_AnnualReturn2012	14.71%
2013	rr_AnnualReturn2013	31.49%
2014	rr_AnnualReturn2014	7.50%
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	15.57%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Ave Maria Rising Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AVE MARIA RISING DIVIDEND FUND
Investment objective:	rr_ObjectiveHeading	What is the fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Rising Dividend Fund is to seek to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Ave Maria Rising Dividend Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in the common stocks of dividend-paying companies that are expected to increase their dividends over time and to provide long-term growth of capital. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in companies of all sizes. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and traded on a U.S. securities exchange or traded domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Adviser looks for stocks with sustainable, above-average growth in earnings and dividends, and the Adviser attempts to buy them when they are temporarily out-of-favor or undervalued by the market.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. In selecting investments for the Fund, the Adviser favors companies with one or more of the following attributes:

• either a track record of, or the potential for, above-average earnings and dividend growth;

• a competitive dividend yield;

• a sound balance sheet and solid cash flow to support future dividend increases;

• a sustainable competitive advantage and leading market position; and

• reasonable valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing the Fund’s investment objective, the Adviser has the discretion to purchase securities in special situations when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

Stocks are sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the ave maria rising dividend fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any negative development affecting that sector could have a greater impact on the Fund than would be the case if the Fund did not have significant investments in that sector. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the Fund sell the security. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. There is no guarantee that the Fund will provide increasing dividend income. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. The investment style utilized for the Fund could fall out of favor with investors, which may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend paying stocks.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small- and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and mid-sized companies may be subject to wider price fluctuations. Small- and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Exposure Risks. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. The risks of foreign investment are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 and 5 year and since inception periods ended December 31, 2014 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Rising Dividend Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 and 5 year and since inception periods ended December 31, 2014 compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date total return through March 31, 2015 is 0.34%.

During the periods shown in the bar chart, the highest return for a quarter was 15.51% during the quarter ended September 30, 2009 and the lowest return for a quarter was -19.23% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.23%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEDX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	95
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	296
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	515
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,143
2006	rr_AnnualReturn2006	17.89%
2007	rr_AnnualReturn2007	(0.59%)
2008	rr_AnnualReturn2008	(22.79%)
2009	rr_AnnualReturn2009	25.29%
2010	rr_AnnualReturn2010	17.90%
2011	rr_AnnualReturn2011	4.63%
2012	rr_AnnualReturn2012	13.89%
2013	rr_AnnualReturn2013	33.85%
2014	rr_AnnualReturn2014	9.28%
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	15.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Ave Maria Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AVE MARIA OPPORTUNITY FUND
Investment objective:	rr_ObjectiveHeading	What is the fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Opportunity Fund is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Ave Maria Opportunity Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund may invest in common stocks of companies of any capitalization and, under normal circumstances, will emphasize investments in mid-capitalization (“mid-cap”), small capitalization (“small-cap”) and micro capitalization (“micro-cap”) companies. The Fund may invest in securities of foreign issuers that are U.S. dollar-denominated and traded on a U.S. securities exchange or traded domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Using fundamental security analysis, the Adviser extensively analyzes stocks to identify those that meet the Fund’s investment objective and standards. The prices of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular sector is affected by valuation considerations and other investment characteristics of that sector.

Although the Fund is permitted to invest in companies of any size, it is anticipated that the Fund will emphasize investments in common stocks of mid-cap, small-cap and micro-cap companies, with market capitalizations within the ranges defined by the Adviser. The Adviser currently defines mid-cap companies as those whose market capitalization at the time of purchase is between $4 billion and $10 billion, defines small-cap companies as those whose market capitalization at the time of purchase is between $200 million and $4 billion, and defines micro-cap companies as those whose market capitalization at the time of purchase is less than $200 million. Therefore, most of the companies in the Fund’s portfolio can be expected to have a market capitalization of $10 billion or less, as measured at the time of purchase. However, there is no maximum or minimum market capitalization of companies in which the Fund may invest. The Adviser believes that the Russell 2000 Index, an index of small capitalization stocks, is the most appropriate broad-based securities market index against which to compare the Fund’s performance.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the ave maria opportunity fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any negative development affecting that sector could have a greater impact on the Fund than would be the case if the Fund did not have significant investments in that sector. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the Fund sell the security. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Mid-Cap, Small-Cap and Micro-Cap Company Risks. Investments in mid-cap, small-cap and micro-cap companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of mid-cap, small-cap and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap, small-cap and micro-cap companies may be subject to wider price fluctuations. Mid-cap, small-cap and micro-cap companies also may not be widely followed by the investment community, which can lower the demand for their stock. The foregoing risks may be particularly pronounced with respect to investments in micro-cap companies.

Foreign Exposure Risks. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. The risks of foreign investment are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Opportunity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 and 5 year periods ended December 31, 2014 and since inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Opportunity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 and 5 year periods ended December 31, 2014 and since inception compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date total return through March 31, 2015 is -9.26%.

During the periods shown in the bar chart, the highest return for a quarter was 26.05% during the quarter ended June 30, 2009 and the lowest return for a quarter was -26.43% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	9.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.43%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Opportunity Fund | Ave Maria Opportunity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVESX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[7]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.26%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	128
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	423
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	741
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,644
2007	rr_AnnualReturn2007	(8.52%)
2008	rr_AnnualReturn2008	(32.19%)
2009	rr_AnnualReturn2009	40.80%
2010	rr_AnnualReturn2010	19.16%
2011	rr_AnnualReturn2011	1.29%
2012	rr_AnnualReturn2012	3.82%
2013	rr_AnnualReturn2013	26.48%
2014	rr_AnnualReturn2014	(8.00%)
1 Year	rr_AverageAnnualReturnYear01	(8.00%)
5 Years	rr_AverageAnnualReturnYear05	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Ave Maria World Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AVE MARIA WORLD EQUITY FUND
Investment objective:	rr_ObjectiveHeading	What is the fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the Adviser’s contractual arrangement to recover prior years’ Management Fee Reductions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Ave Maria World Equity Fund will invest at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks of U.S. and non-U.S. companies. The Fund will invest at least 60% of its net assets in common stocks issued by non-U.S. companies. For purposes of this requirement, a company is deemed to be a “non-U.S. company” if the company is headquartered outside the United States, or has at least 50% of its revenues or operations outside of the United States. Under normal circumstances, all of the Fund’s equity investments (which include common stocks, preferred stocks and securities convertible into common stock) and at least 80% of the Fund’s net assets will be invested in companies meeting the Fund’s religious criteria (as discussed below). The Fund invests in securities of established companies of various market capitalizations.

The Fund may, with respect to its investments in the stocks of non-U.S. companies, invest indirectly in such securities through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. All of the stocks owned by the Fund will be U.S. dollar-denominated and will be traded on a U.S. securities exchange or traded domestically in the over-the-counter markets.

The Fund will limit its investments in securities of issuers located in any one country (other than the United States) to less than 25% of the Fund’s total assets. The Fund may invest in equity securities of issuers located in emerging markets. Emerging market countries include, but are not limited to, South Korea, Brazil, Russia, China, Mexico, Taiwan, South Africa, India and Greece.

The Fund invests primarily in common stocks believed to be priced at a discount to their true value according to the Adviser’s criteria for value. The price of stocks in relation to cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Adviser believes will significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage.

The prices of securities held by the Fund are monitored in relation to the Adviser’s criteria for value. Generally, stocks are purchased with the intent to hold them for three years or more. When a stock appreciates substantially and is no longer undervalued according to the Adviser’s valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results, or economic factors or competitive developments adversely impair the company’s intrinsic value. Additionally, a stock may be sold (but is not required to be sold) if the Catholic Advisory Board determines that the company operates in a way that is inconsistent with the core values and teachings of the Roman Catholic Church.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the ave maria world equity fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Moral Investing Risks. The Adviser invests in equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the Fund sell the security. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Foreign Exposure Risks. Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include less stringent investor protection and disclosure standards of some foreign markets; fluctuations in foreign currencies; and withholding or other taxes. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. Even with respect to U.S. companies with substantial foreign operations, economic, regulatory and currency changes in foreign countries could dramatically affect the demand for a company’s products or the cost of producing those products. The foregoing risks are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. Emerging market countries may have less diverse and mature economies and their political systems may be less stable than those of developed countries.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. A stock may never achieve the price appreciation the Adviser anticipates and the Fund’s value style may go out of favor with investors.

Small-Cap and Mid-Cap Company Risks. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. In addition, in many instances, the securities of small and mid-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small and mid-sized companies may be subject to wider price fluctuations. Small and mid-sized companies also may not be widely followed by the investment community, which can lower the demand for their stock.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 year and since inception periods ended December 31, 2014 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria World Equity Fund by showing the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund’s average annual total returns for the 1 year and since inception periods ended December 31, 2014 compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date total return through March 31, 2015 is 2.04%.

During the periods shown in the bar chart, the highest return for a quarter was 10.88% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.66% during the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria World Equity Fund | Ave Maria World Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEWX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[9]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	154
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	477
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	824
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,802
2011	rr_AnnualReturn2011	(9.60%)
2012	rr_AnnualReturn2012	13.83%
2013	rr_AnnualReturn2013	23.45%
2014	rr_AnnualReturn2014	0.51%
1 Year	rr_AverageAnnualReturnYear01	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
Ave Maria Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AVE MARIA BOND FUND
Investment objective:	rr_ObjectiveHeading	What is the fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of net expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example also takes into account the contractual arrangement permitting the Adviser to recover prior years’ Management Fee Reductions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities and money market instruments. The Fund may invest up to 20% of its net assets in equity securities (which include preferred stocks, common stocks paying dividends and securities convertible into common stock) of domestic issuers or U.S. dollar-denominated foreign issuers of any market capitalization. Under normal circumstances, all of the Fund’s investments in corporate debt and equity securities will satisfy the Fund’s religious criteria (as discussed below).

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income, but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund’s fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The Fund will invest at least 80% of its net assets in “investment-grade” debt securities and securities issued by the U.S. government, its agencies or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities that the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities (“TIPS”)) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government.

The Fund will invest no more than 20% of its net assets in debt securities whose highest rating, at the time of purchase, is BBB by Standard & Poor’s (or an equivalent rating) or lower. The Fund may invest up to 5% of its net assets in so-called “junk” securities whose ratings are below investment-grade.

The Fund may invest in debt securities of any maturity. In selecting debt securities, the Adviser will focus on the issuer’s credit strength as well as the security’s effective duration and yield. Effective duration is a measure of a debt security’s price sensitivity to interest rate changes. Effective duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities. The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available.

The Fund practices morally responsible investing. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board’s members are guided by the magisterium of the Roman Catholic Church. This process will, in general, avoid two major categories of companies: first, those involved in the practice of abortion, and second, companies whose policies are judged to be anti-family, such as companies that distribute pornographic material or whose policies undermine the Sacrament of Marriage. The Fund’s investments in U.S. government obligations (or money market instruments for temporary defensive or liquidity purposes) may conflict with the Fund’s religious goals.

The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the ave maria bond fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The Fund is subject to the risk that the securities markets may decrease in value. Factors affecting the securities markets include economic growth and decline, interest rate levels and political events. Investments in small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries, which can make foreign investments more volatile and potentially less liquid than U.S. investments. These risks are more pronounced in the case of investments in securities of issuers that are located in or have substantial operations in emerging market countries. There is a risk the Adviser will not accurately predict the impact of these and other factors, in which case the securities owned by the Fund might decline in value. Any debt securities held by the Fund may be subject to certain risks, such as credit risks, interest rate risks and liquidity risks. Recent events in the fixed income market, including the potential impact of tapering the U.S. Government’s quantitative easing program, may result in periods of volatility and increased redemptions. Any equity securities held by the Fund may be subject to certain risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, general economic and stock market conditions, investor perceptions and other factors beyond the control of the Adviser. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income. Stocks tend to move in cycles and may experience periods of turbulence and instability. Convertible securities may be subject to both debt and equity security risks described herein.

Security Selection Risks. Like any mutual fund, the Fund’s method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser’s opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies.

Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund’s investment and religious requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations. If the Catholic Advisory Board is of the opinion that a company has violated teachings and core values of the Roman Catholic Church, the Catholic Advisory Board can request that the Fund sell the security. This policy could result in the Fund selling a security at an inopportune time from a purely financial point of view. However, the Catholic Advisory Board cannot force the sale of a security; it may only recommend to the Adviser that the security be sold.

Interest Rate Risks. The value of the Fund’s fixed income securities is also affected by changes in interest rates. When interest rates rise, the value of the Fund’s fixed income securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities.

Credit Risks. The value of the Fund’s fixed income securities is affected by the issuers’ continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic uncertainty or downturn.

The Fund’s investment grade determination is made at the time of purchase. If a security’s rating is reduced below investment grade, the Fund is not required to liquidate the position. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the “full faith and credit” of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities and Overseas Private Investment Corporation securities. Securities that are not backed by the “full faith and credit” of the U.S. government include securities issued by various other government agencies.

Risks Associated with Credit Ratings. A rating by a nationally recognized statistical rating organization represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risks. Fixed-income securities may also be subject to liquidity risk, which is the risk that a security can not be sold at an advantageous time or price. If a fixed income security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally the market for certain fixed income securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	what has been the fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website (www.avemariafunds.com) or by calling 1-888-726-9331.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund’s performance from year to year for each of the last ten calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods ended December 31, 2014 compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-726-9331
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.avemariafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2015 year-to-date total return through March 31, 2015 is 0.81%.

During the periods shown in the bar chart, the highest return for a quarter was 5.44% during the quarter ended September 30, 2009 and the lowest return for a quarter was -2.00% during the quarter ended September 30, 2011.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ave Maria Bond Fund | Ave Maria Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVEFX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%	[11]
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%	[10]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	56
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	176
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	307
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	689
2005	rr_AnnualReturn2005	1.39%
2006	rr_AnnualReturn2006	5.95%
2007	rr_AnnualReturn2007	4.75%
2008	rr_AnnualReturn2008	0.30%
2009	rr_AnnualReturn2009	10.17%
2010	rr_AnnualReturn2010	6.66%
2011	rr_AnnualReturn2011	3.34%
2012	rr_AnnualReturn2012	4.63%
2013	rr_AnnualReturn2013	6.14%
2014	rr_AnnualReturn2014	2.19%
1 Year	rr_AverageAnnualReturnYear01	2.19%
5 Years	rr_AverageAnnualReturnYear05	4.58%
10 Years	rr_AverageAnnualReturnYear10	4.52%

[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2016 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.25%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.25% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[3]	Information in this table has been restated to reflect the contractual agreement with the Adviser to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to 1.25%.
[4]	The Fund incurred Service Fees of 0.11% during the most recent fiscal year under its Shareholder Servicing Plan for payments to financial organizations for providing account administration and personnel and account maintenance services to Fund shareholders. The Shareholder Servicing Plan, on behalf of the Fund, was terminated on October 1, 2014 and information in this table has been restated to reflect this change.
[5]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, because they do not include "Service (12b-1) Fees" or "Acquired Fund Fees and Expenses."
[6]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[7]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2016 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.25%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.25% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[8]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[9]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2016 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 1.50%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 1.50% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser. During the fiscal year ended December 31, 2014, the Adviser recouped $37,631 of previous fee reductions from the Fund, which resulted in 0.09% of additional fees paid by the Fund and which is included in "Other Expenses."
[10]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[11]	The Adviser has contractually agreed to reduce Management Fees and reimburse Other Expenses until at least May 1, 2016 so that the Fund's Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 0.60%. Any Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such fee reductions or expense reimbursement occurred, provided the repayment to the Adviser does not cause Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) of the Fund to exceed the 0.60% limitation. This expense limitation agreement may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser. During the fiscal year ended December 31, 2014, the Adviser recouped $19,343 of previous fee reductions from the Fund, which resulted in 0.01% of additional fees paid by the Fund and which is included in "Other Expenses."